Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFIT PLANS [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 13: EMPLOYEE BENEFIT PLANS

Retirement Saving Plan

The Company sponsored an employee saving plan covering all of its employees in the United States. The Company’s contributions to the employee saving plan during the years ended December 31, 2019, 2018, and 2017, were approximately $73, $132 and $115, respectively, which included a discretionary contribution of $0, $36, and $22, respectively. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these benefits are provided by NSM.

Defined Benefit Pension Plan

The Company sponsored a legacy unfunded defined benefit pension plan that covered certain Bahamian and Uruguayan nationals and former Navios Corporation employees. The liability related to the plan was recognized based on actuarial valuations. The current portion of the liability was included in accrued expenses and the non-current portion of the liability was included in other long-term liabilities. There were no pension plan assets. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these benefits are provided by NSM.

The Greek office employees were protected by the Greek Labor Law. According to the law, the Company was required to pay retirement indemnities to employees on dismissal, or on leaving with an entitlement to a full security retirement pension. Please refer to Note 2(s). Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these benefits are provided by NSM.

Stock Plan

The Company has awarded restricted share units, shares of restricted common stock and restricted stock units to its employees, officers and directors. The restriction lapses in two, three or four equal tranches, over the requisite service periods, of one, two, three and four years from the grant date. The Company has also awarded share appreciation rights and stock options to its officers and directors only, based on service conditions, which vest in three equal tranches over the requisite service periods of one, two and three years from the grant date. Each option expires seven years after its grant date. Please refer to Note 2(s).

During the years ended December 31, 2019, 2018 and 2017, the Company did not award any restricted stock, restricted stock units or stock options, which vest upon achievement of certain performance conditions.

The fair value of all share appreciation rights awards and stock option awards has been calculated based on the modified Black-Scholes method. A description of the significant assumptions used to estimate the fair value of the stock option awards is set out below:

 • Expected term: The Company began granting stock options in October 2007. The first stock option exercise was in 2010 and the number of options exercised (adjusted to reflect the Reverse Stock Split) during each of the years ended December 31, 2014 (14,319), 2013 (15,356), 2012 (2,925), 2011 (13,058) and 2010 (13,058) was small in relation to the total number of options granted. No stock options were exercised during the years ended December 31, 2019, 2018 and 2017. Therefore, due to limited historical share option exercise experience to provide for a reasonable basis upon which to estimate expected term, the Company opted to apply the simplified method.

The “simplified method” used includes taking the average of the weighted average time to vesting and the contractual term of the share appreciation rights and option awards. The service conditions share appreciation rights and option awards vest over three years at 33.3%, 33.3% and 33.4%, respectively, resulting in a weighted average time to vest of approximately 2 years. The contractual term of the award is 7 years. Utilizing the simplified approach formula, the derived expected term estimate for the Company’s service conditions share appreciation rights and option award is 4.5 years.

 • Expected volatility: The historical volatility of Navios Holdings’ shares was used in order to estimate the volatility of the share appreciation rights and stock option awards. The final expected volatility estimate, which equals the historical estimate, for the service conditions option awards was 84.71% and 55.17% for 2016 and 2015, respectively.

 • Expected dividends: The expected dividend is based on the current dividend, our historical pattern of dividend changes and the market price of our stock.

 • Risk-free rate: Navios Holdings has selected to employ the risk-free yield-to-maturity rate to match the expected term estimated under the “simplified method”. For the service conditions share appreciation rights and option awards, the 4.5-year yield-to-maturity rate as of the grant date was 1.81% and 1.46% for 2016 and 2015, respectively.

The fair value of restricted share unit, restricted stock and restricted stock unit grants excludes dividends to which holders of restricted share units, restricted stock and restricted stock units are not entitled. The expected dividend assumption used in the valuation of restricted share unit, restricted stock and restricted stock units grant is $0 for 2019, 2018 and 2017.

The weighted average grant date fair value of restricted stock granted during the year ended December 31, 2019 was $2.84.

The weighted average grant date fair value of restricted stock granted during the year ended December 31, 2018 was $3.0.

The weighted average grant date fair value of restricted units and restricted stock granted during the year ended December 31, 2017 was $12.7 and $12.7, respectively.

The effect of compensation expense arising from the stock-based arrangements described above amounted to $2,885, $4,556 and $4,296 for the years ended December 31, 2019, 2018 and 2017, respectively and it was reflected in general and administrative expenses on the consolidated statements of comprehensive (loss)/income. The recognized compensation expense for the year is presented as an adjustment to reconcile net income to net cash provided by operating activities on the consolidated statements of cash flows.

The outstanding stock-based awards as of August 30, 2019, date of the sale of the management division, relate to grants to the Company’s officers and directors.

The summary of stock-based awards is summarized as follows (in thousands except share and per share data which have been adjusted to reflect the Reverse Stock Split):

Options	Shares	Weighted average exercise price	Weighted average remaining term	Aggregate fair value
Outstanding as of December 31, 2016	879,625	$32.0	4.41	$9,804
Vested at December 31, 2016	121,082	—	—	—
Exercisable at December 31, 2016	121,082	—	—	—
Forfeited or expired	(89,167)	—	—	(2,265)
Granted	—	—	—	—
Outstanding as of December 31, 2017	790,458	$29.8	3.80	$7,539
Vested at December 31, 2017	136,011	—	—	—
Exercisable at December 31, 2017	136,011	—	—	—
Forfeited or expired	(128,481)	—	—	(1,843)
Granted	—	—	—	—
Outstanding as of December 31, 2018	661,977	$28.2	3.36	$5,696
Vested at December 31, 2018	116,667	—	—	—
Exercisable at December 31, 2018	116,667	—	—	—
Forfeited or expired	(132,209)	—	—	(682)
Outstanding as of December 31, 2019	529,768	26.6	2.96	5,014
Restricted stock and restricted stock units
Non Vested as of December 31, 2016	450,253	$—	2.55	$6,100
Granted	435,398	—	—	5,530
Vested	(183,920)	—	—	(2,571)
Forfeited or expired	—	—	—	—
Non Vested as of December 31, 2017	701,731	$—	3.09	$9,059
Granted	287,500	—	—	863
Vested	(279,071)	—	—	(3,425)
Forfeited or expired	(450)	—	—	(7)
Non Vested as of December 31, 2018	709,710	$—	3.11	$6,490
Granted	167,515	—	—	476
Vested	(180,469)	—	—	(1,595)
Forfeited or expired	(3,367)	—	—	(42)
Non Vested as of December 31, 2019	693,389	$—	2.32	$5,329

The estimated compensation cost relating to service conditions of non-vested (i) share appreciation rights and stock options and (ii) restricted share units, restricted stock and restricted stock unit awards, not yet recognized was $0 and $1,943, respectively, as of December 31, 2019 and is expected to be recognized over the weighted average period of 3.07 years.